Administration Expenses - Schedule of Administration Expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of general and administrative expenses [abstract]
Corporate administration		$ 2,309	$ 1,925
Employee benefits and salaries		2,262	1,939
Professional fees		785	817
Administration expenses before share based compensation		5,356	4,681
Equity settled share based compensation (a non-cash expense)		2,918	2,216
Total administration expenses	[1]	$ 8,274	$ 6,897

[1]	Equity settled stock-based compensation (a non cash item) is included in administration expenses and project evaluation $5,180 $3,858